Warrants	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Warrants

9. Warrants

At December 31, 2015 we had 21,080,080 common stock purchases warrants outstanding having an average exercise price of $0.44 per common share and having an average expiration date of .39 years. During the year warrants to acquire 4,554,167 common shares expired unexercised and a further 16,415,083 common shares expired unexercised subsequent to December 31, 2015.